ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Notes to Financial Statements
Accounts receivable, net of allowance	$ 430,460	$ 693,320	$ 808,955
Allowance for bad debt	$ 60,000	$ 60,000